Document And Entity Information	Apr. 20, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Apr. 20, 2023
Entity Registrant Name	LM FUNDING AMERICA, INC.
Entity Central Index Key	0001640384
Entity Emerging Growth Company	false
Securities Act File Number	001-37605
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-3844457
Entity Address, Address Line One	1200 West Platt Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33606
City Area Code	813
Local Phone Number	222-8996
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock par value $0.001 per share
Trading Symbol	LMFA
Security Exchange Name	NASDAQ
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Form 8-K/A”) is an amendment to the Current Report on Form 8-K of LM Funding America, Inc. (the “Company”) filed on April 26, 2023 (the “Original Form 8-K”). The Original Form 8-K inadvertently stated the incorrect exercise price of the options to purchase shares of common stock of the Company granted to Bruce Rodgers, Richard Russell, and Ryan Duran. This Form 8-K/A amends Item 5.02 of the Original Form 8-K and is being filed solely to correct the exercise price of such options. Except as stated herein, all other information in the Original Report remains unchanged.